Patent and Trademark Costs (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Patent And Trademark Costs
Legal fees			$ 651,463		$ 515,402	$ 321,308
Accumulated amortization	$ 5,571		5,571		3,182	$ 0
Amortization expenses	$ 802	$ 802	$ 2,389	$ 2,380	$ 3,182